Mutual Investment
                          Fund of Connecticut, Inc.

                                Annual Report
                             December 31, 2000


MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2000

SHARES                                                                                     VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.0%
CAPITAL MARKETS - 0.7%
SECURITIES & ASSET MANAGEMENT - 0.7%
                 2,600  Goldman Sachs Group, Inc. (The)                            $       278,038
                                                                                -----------------------
COMPUTER HARDWARE - 7.9%
COMPUTER HARDWARE & BUSINESS MACHINES - 7.9%
                33,000  Cisco Systems Inc.(+)                                            1,262,250
                 6,100  Compaq Computer Corp.                                               91,805
                 6,600  Dell Computer Corp.(+)                                             115,088
                 6,900  EMC Corp. (Mass.)(+)                                               458,850
                30,800  Quantum Corp. - DLT & Storage Systems(+)                           410,025
                29,200  Sun Microsystems, Inc.(+)                                          813,950
                                                                                -----------------------
                                                                                         3,151,968
                                                                                -----------------------
CONSUMER CYCLICAL - 1.3%
MOTOR VEHICLES & PARTS - 1.3%
                 6,900  Ford Motor Co.                                                     161,719
                15,000  Lear Corp.(+)                                                      372,187
                                                                                -----------------------
                                                                                           533,906
                                                                                -----------------------
CONSUMER SERVICES - 3.8%
ENTERTAINMENT - 0.4%
                 3,700  Viacom, Inc. Cl B(+)                                               172,975
                                                                                -----------------------
          MEDIA - 3.4%
                29,500  AT&T Corp. - Liberty Media Group Cl A(+)                           400,094
                 8,500  Comcast Corp. Cl A(+)                                              354,875
                 8,400  News Corp. Ltd. (The) ADR                                          270,900
                 6,000  Time Warner Inc.                                                   313,440
                                                                                -----------------------
                                                                                         1,339,309
                                                                                -----------------------
                                                                                         1,512,284
                                                                                -----------------------
CONSUMER STABLE - 7.8%
FOOD & BEVERAGE - 1.0%
                 6,500  Coca-Cola Co. (The)                                                396,094
                                                                                -----------------------
HOME PRODUCTS - 4.1%
                 5,800  Estee Lauder Companies, Inc.                                       254,113
                19,200  Gillette Co.                                                       693,600
                 8,700  Procter & Gamble Co. (The)                                         682,406
                                                                                -----------------------
                                                                                         1,630,119
                                                                                -----------------------
TOBACCO - 2.7%
                24,200  Philip Morris Companies Inc.                                     1,064,800
                                                                                -----------------------
                                                                                         3,091,013
                                                                                -----------------------
ENERGY - 6.6%
ENERGY RESERVES & PRODUCTION - 3.7%
                16,709  Exxon Mobil Corp.                                                1,452,638
                                                                                -----------------------
OIL REFINING - 1.7%
                13,500  Shell Transport & Trading Co. ADR                                  666,563
                                                                                -----------------------


SHARES                                                                                     VALUE
-------------------------------------------------------------------------------------------------------

OIL SERVICES - 1.2%
                 11,500  Baker Hughes Inc.                                         $       477,969
                                                                                -----------------------
                                                                                         2,597,170
                                                                                -----------------------
FINANCE - 15.8%
BANKS - 9.3%
                 12,300  Bank One Corp.                                                    450,488
                 20,660  Citigroup Inc.                                                  1,054,950
                 17,000  First Union Corp.                                                 472,813
                 34,400  Firstar Corp.                                                     799,800
                 31,000   U.S. Bancorp                                                     904,813
                                                                                -----------------------
                                                                                         3,682,864
                                                                                -----------------------
FINANCIAL SERVICES - 6.5%
                  7,500  Fannie Mae                                                        650,625
                 28,900  General Electric Co. (U.S.)                                     1,385,393
                  9,300  Providian Financial Corp.                                         534,750
                                                                                -----------------------
                                                                                         2,570,768
                                                                                -----------------------
                                                                                         6,253,632
                                                                                -----------------------
HEALTH SERVICES & SYSTEMS - 1.2%
MEDICAL PRODUCTS & SUPPLIES - 0.5%
                  4,600  Bard (C.R.), Inc.                                                 214,188
                                                                                -----------------------
MEDICAL PROVIDERS & SERVICES - 0.7%
                 6,100  Tenet Healthcare Corp.(+)                                          271,068
                                                                                -----------------------
                                                                                           485,256
                                                                                -----------------------
INDUSTRIAL CYCLICAL - 11.6%
CHEMICALS - 0.9%
                  9,300  Rohm and Haas Co.                                                 337,706
                                                                                -----------------------
DEFENSE/AEROSPACE - 1.3%
                  5,500  Honeywell Inc.                                                    260,219
                  8,100  Lockheed Martin Corp.                                             274,995
                                                                                -----------------------
                                                                                           535,214
                                                                                -----------------------
ELECTRICAL EQUIPMENT - 3.3%
                  2,200  Corning Inc.                                                      116,188
                  6,400  Level 3 Communications, Inc.(+)                                   210,000
                  7,000  Lucent Technologies Inc.                                           94,500
                  8,500  Motorola, Inc.                                                    172,125
                 13,300  Nortel Networks Corp.                                             426,431
                  1,700  QUALCOMM Inc.(+)                                                  139,719
                  7,100  TyCom Ltd.(+)                                                     158,863
                                                                                -----------------------
                                                                                         1,317,826
                                                                                -----------------------
FOREST PRODUCTS & PAPER - 0.7%
                 18,900  Smurfit-Stone Container Corp.(+)                                  282,319
                                                                                -----------------------
INDUSTRIAL PARTS - 3.5%
                 24,728  Tyco International Ltd.(i)                                      1,372,403
                                                                                -----------------------
RAILROADS - 1.9%
                 14,900  Union Pacific Corp.                                               756,174
                                                                                -----------------------
                                                                                         4,601,642
                                                                                -----------------------

The Accompanying Notes are an Integral Part of the Financial Statements.      1

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
DECEMBER 31, 2000

SHARES                                                                                     VALUE
-------------------------------------------------------------------------------------------------------
INSURANCE - 6.1%
LIFE & HEALTH INSURANCE - 0.5%
                 2,600  American General Corp.                                     $       211,900
                                                                                -----------------------
PROPERTY AND CASUALTY INSURANCE - 5.6%
                18,600  Allstate Corp.                                                     810,263
                16,200  Ambac Financial Group, Inc.                                        944,662
                 5,200  XL Capital Ltd. Cl A                                               454,350
                                                                                -----------------------
                                                                                         2,209,275
                                                                                -----------------------
                                                                                         2,421,175
                                                                                -----------------------
PHARMACEUTICALS - 12.0%
DRUGS - 12.0%
                15,700  Alza Corp.(+)                                                      667,250
                 4,000  American Home Products Corp.                                       254,200
                 4,100  Bristol-Myers Squibb Co.                                           303,144
                 5,100  Lilly (Eli) & Co.                                                  474,619
                 2,400  Merck & Co., Inc.                                                  224,700
                22,425  Pfizer, Inc.                                                     1,031,550
                17,000  Pharmacia Corp.                                                  1,036,999
                13,700  Schering-Plough Corp.                                              777,475
                                                                                -----------------------
                                                                                         4,769,937
                                                                                -----------------------
RETAIL - 5.1%
CLOTHING STORES - 1.4%
                 6,000  Gap, Inc. (The)                                                    153,000
                14,500  TJX Companies, Inc. (The)                                          402,375
                                                                                -----------------------
                                                                                           555,375
                                                                                -----------------------
DEPARTMENT STORES - 3.0%
                12,900  Target Corp.                                                       416,025
                15,000  Wal-Mart Stores, Inc.                                              796,875
                                                                                -----------------------
                                                                                         1,212,900
                                                                                -----------------------
SPECIALTY STORES - 0.7%
                 6,000  Home Depot, Inc.                                                   274,125
                                                                                -----------------------
                                                                                         2,042,400
                                                                                -----------------------
SEMICONDUCTORS - 3.9%
SEMICONDUCTOR - 3.9%
                 9,500  Altera Corp.(+)                                                    249,969
                23,300  Intel Corp.                                                        700,456
                 1,100  SDL, Inc.(+)                                                       163,006
                 9,300  Texas Instruments Inc.                                             440,588
                                                                                -----------------------
                                                                                         1,554,019
                                                                                -----------------------

SHARES                                                                                     VALUE
-------------------------------------------------------------------------------------------------------

SOFTWARE & SERVICES - 7.9%
COMPUTER SOFTWARE - 7.0%
                 3,400  BEA Systems, Inc.(+)                                       $       228,863
                 6,400  Citrix Systems, Inc.(+)                                            144,000
                 3,500  Gemstar TV Guide International Inc.(+)                             161,438
                16,700  Microsoft Corp.(+)                                                 724,362
                13,400  NCR Corp.                                                          658,274
                17,400  Oracle Corp.(+)                                                    505,688
                 4,174  Veritas Software Corp.(+)                                          365,225
                                                                                -----------------------
                                                                                         2,787,850
                                                                                -----------------------
INTERNET - 0.9%
                 8,500  America Online, Inc.(+)                                            295,800
                 8,300  E*TRADE Group Inc.(+)                                               61,213
                                                                                -----------------------
                                                                                           357,013
                                                                                -----------------------
                                                                                         3,144,863
                                                                                -----------------------
TELECOMMUNICATIONS - 4.8%
TELEPHONE - 4.4%
                10,500  Global Crossing Ltd.(i)(+)                                         150,281
                 3,400  Qwest Communications International Inc.(+)                         139,400
                13,600  SBC Communications Inc.(+)                                         649,400
                11,372  Verizon Communications                                             570,022
                16,800  WorldCom, Inc.(+)                                                  236,250
                                                                                -----------------------
                                                                                         1,745,353
                                                                                -----------------------
WIRELESS TELECOMMUNICATIONS - 0.4%
                 7,900  Sprint Corp. (PCS Group)(+)                                        161,456
                                                                                -----------------------
                                                                                         1,906,809
                                                                                -----------------------
UTILITIES - 3.5%
ELECTRICAL UTILITY - 3.5%
                 8,600  Ameren Corp.                                                       398,288
                 3,700  Dynegy Inc. Cl A                                                   207,431
                13,600  Entergy Corp.                                                      575,449
                 8,600  Wisconsin Energy Corp.                                             194,038
                                                                                -----------------------
                                                                                         1,375,206
                                                                                -----------------------
TOTAL COMMON STOCKS                                                                     39,719,318
                                                                                -----------------------
  (Cost $35,042,075)
TOTAL INVESTMENT SECURITIES - 100.0%                                                   $39,719,318
                                                                                =======================
  (Cost $35,042,075)

ADR - American Depositary Receipt
(i)  Foreign security
(+)  Non-income producing security


2     The Accompanying Notes are an Integral Part of the Financial Statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

DECEMBER 31, 2000

ASSETS
Investments at Value (Cost $35,042,075)                            $39,719,318
Cash                                                                 1,517,701
Receivable for Investments Sold                                        828,920
Dividend and Interest Receivable                                        38,336
Prepaid Directors' Fees and Expenses                                     2,463
Prepaid Expenses and Other Assets                                          809
                                                                   -------------
TOTAL ASSETS                                                        42,107,547
                                                                   -------------

LIABILITIES
Payable for Investments Purchased                                    1,559,214
Advisory Fee Payable                                                    17,159
Administration Fee Payable                                               4,073
Administrative Services Fee Payable                                        255
Accrued Expenses and Other Liabilities                                  51,361
                                                                   -------------
TOTAL LIABILITIES                                                    1,632,062
                                                                   -------------

NET ASSETS
Applicable to 1,239,138 Shares of Beneficial
  Interest Outstanding (2,000,000
  shares authorized without par value)                              $40,475,485
                                                                   =============
Net Asset Value, Offering and Redemption Price per Share                $32.66
                                                                   =============

ANALYSIS OF NET ASSETS
Paid-in Capital                                                     $36,015,279
Undistributed Net Investment Income                                      9,199
Distributions in Excess of Net Realized Gain on Investments           (226,236)
Net Unrealized Appreciation on Investments                            4,677,243
                                                                   -------------
NET ASSETS                                                          $40,475,485
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.    3

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME
INCOME
Dividend Income (Net of Foreign Withholding Tax of $2,111)          $  474,323
Interest Income                                                         42,087
                                                                   -------------
   Investment Income                                                   516,410
                                                                   -------------
EXPENSES
Advisory Fee                                                           214,105
Professional Fees and Expenses                                          42,254
Financial and Fund Accounting Services Fee                              30,000
Transfer Agent Fee                                                      16,654
Custodian Fee and Expenses                                              13,250
Printing Expenses                                                        6,738
Administration Fee                                                       4,727
Insurance Expenses                                                       3,310
Directors' Fees and Expenses                                             2,980
                                                                   -------------
   Total Expenses                                                      334,018
Less: Reimbursement of Expenses                                        (1,977)
                                                                   -------------
   Net Expenses                                                        332,041
                                                                   -------------
NET INVESTMENT INCOME                                                  184,369
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                         1,382,695
                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS
                                                                     (4,681,450)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(3,114,386)
                                                                   =============

4     The Accompanying Notes are an Integral Part of the Financial Statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31

INCREASE (DECREASE) IN NET ASSETS                                                  2000                 1999

FROM OPERATIONS
Net Investment Income                                                        $     184,369         $     262,716
Net Realized Gain on Investment Transactions                                     1,382,695             5,714,395
Net Change in Unrealized Appreciation (Depreciation) on Investments             (4,681,450)             (91,226)
                                                                           ------------------    -----------------
   Net Increase (Decrease) in Net Assets Resulting from Operations              (3,114,386)            5,885,885
                                                                           ------------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                             (187,397)            (256,230)
Net Realized Gain                                                                 (850,091)          (5,791,147)
In Excess of Net Realized Gain                                                         -               (758,840)
                                                                           ------------------    -----------------
   Total Distributions to Shareholders                                          (1,037,488)          (6,806,217)
                                                                           ------------------    -----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                                   490,000               465,000
Reinvestment of Distributions                                                      666,813             4,596,311
Cost of Shares of Beneficial Interest Redeemed                                    (666,404)          (3,129,558)
                                                                           ------------------    -----------------
   Net Increase from Transactions in Shares of Beneficial Interest                 490,409             1,931,753
                                                                           ------------------    -----------------
   Total Increase (Decrease) in Net Assets                                      (3,661,465)            1,011,421
                                                                           ------------------    -----------------
NET ASSETS
Beginning of Year                                                               44,136,950            43,125,529
                                                                           ------------------    -----------------
End of Year                                                                    $40,475,485           $44,136,950
                                                                           ==================    =================
Undistributed Net Investment Income                                                 $9,199               $12,227
                                                                           ==================    =================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Shares of Beneficial Interest Sold                                                  13,882                12,003
Shares of Beneficial Interest Reinvested                                             18,624              130,479
Shares of Beneficial Interest Redeemed                                             (18,836)             (80,211)
                                                                           ------------------    -----------------
   Net Increase in Shares of Beneficial Interest                                    13,670                62,271
                                                                           ==================    =================

The Accompanying Notes are an Integral Part of the Financial Statements.   5

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH YEAR ARE AS FOLLOWS:

                                                                         FOR THE YEARS ENDED DECEMBER 31
                                                            ---------------------------------------------------------
                                                               2000       1999        1998       1997        1996
                                                            ---------------------------------------------------------
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR                  $36.02     $37.08      $35.72     $37.55      $34.77
                                                            ---------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.15       0.23        0.31       0.34        0.43
Net Realized and Unrealized Gain (Loss) on Investments        (2.66)      4.84        8.15      10.26        6.82
                                                            ---------------------------------------------------------
    Total From Investment Operations                          (2.51)      5.07        8.46      10.60        7.25
                                                            ---------------------------------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (0.15)     (0.22)      (0.31)     (0.34)      (0.43)
Net Realized Gain                                             (0.70)     (5.22)      (6.79)    (12.09)      (4.04)
In Excess of Net Realized Gain                                   -       (0.69)         -          -           -
                                                            ---------------------------------------------------------
    Total Distributions to Shareholders                       (0.85)     (6.13)      (7.10)    (12.43)      (4.47)
                                                            ---------------------------------------------------------
NET ASSET VALUE PER SHARE, END OF YEAR                        $32.66     $36.02      $37.08     $35.72      $37.55
                                                            =========================================================
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  (7.16)%    14.42%      23.92%     29.44%      21.44%
Net Assets, End of Year (in thousands)                        $40,475    $44,137    $43,126     $39,841    $40,563
Ratios to Average Net Assets
    Net Expenses                                               0.78%      0.78%       0.78%      0.78%       0.81%
    Net Investment Income                                      0.43%      0.60%       0.76%      0.80%       1.18%
    Expenses Without Reimbursement                             0.78%      0.80%       0.79%      0.78%       0.96%
Portfolio Turnover                                              63%         93%         90%       109%        99%

6    The Accompanying Notes are an Integral Part of the Financial Statements.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--Mutual Investment Fund of Connecticut, Inc. (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the Act"). The Fund seeks to achieve its objective by investing in a diversified portfolio of securities consisting principally of common stock. Under the terms of its Bylaws and Certificate of Incorporation, fund shares may be owned by state bank and trust companies, national banks, state or federally chartered savings and loan associations or state or federally chartered savings banks (and pension plans of the preceding) located in Connecticut, by Connecticut bank trade associations of any of the foregoing, provided any such trade association is classified as such under
Section 501(e)(6) of the Internal Revenue Code.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    SECURITY VALUATIONS--Equity securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS--It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are paid annually.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Fund has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Fund pays Morgan at an annual rate of 0.50% of the first $75,000,000 of the Fund's average daily net assets and 0.45% of the next $75,000,000 of the Fund's average daily net assets. Notwithstanding the foregoing, the Fund has agreed to pay Morgan a minimum annual fee of $125,000 for its services as investment advisor.

    ADMINISTRATIVE SERVICES--The Fund has a Services Agreement with Morgan under which Morgan acts as the Fund's custodian, transfer agent and registrar, and provides financial and fund accounting oversight services to the Fund. Morgan is also responsible for certain usual and customary expenses incurred by the Fund. These expenses include, but are not limited to, federal and state governmental fees; interest charges; taxes; expenses of the Fund's administrator; fees and expenses of any subcustodian or subtransfer agent; expenses of the Fund's Directors in connection with their duties as Directors; fees and expenses of the Fund's independent auditors and legal counsel; the expenses of printing and mailing reports; notices and proxies to Fund shareholders; the expenses of meetings of shareholders and of the Board of Directors; and insurance premiums. The Fund will pay these expenses directly and such amounts will be deducted from the fee to be paid to Morgan under the Services Agreement. This fee is computed daily and payable monthly at the annual rate of 0.28% of the Fund's average daily net assets. If such amounts are more than the amount of Morgan's fee under the Services Agreement, Morgan will reimburse the Fund for such excess amounts.

    ADMINISTRATION--Administration of the Fund is currently provided by the Connecticut Banker's Association (the "Association"). The Association is reimbursed for reasonable expenses incurred in connection with such administration.

MUTUAL INVESTMENT FUND OF CONNECTICUT, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

--------------------------------------------------------------------------------
3. FEDERAL INCOME TAXES

    As of December 31, 2000, accumulated net unrealized appreciation was $4,414,825, based on the aggregate cost of investments for federal income tax purposes of $35,304,493, which consisted of unrealized appreciation of $8,958,134 and unrealized depreciation of $4,543,309.

    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. During the year ended December 31, 2000, there were no reclassifications made.

--------------------------------------------------------------------------------
4. INVESTMENT TRANSACTIONS

    During the year ended December 31, 2000, the Fund purchased $26,487,589 of investment securities and sold $27,220,108 of investment securities excluding short-term investments and U.S. government securities.

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF RISK

    From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

--------------------------------------------------------------------------------
6. CORPORATE EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's advisor, Morgan Guaranty Trust Company of New York ("Morgan"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of Morgan, which will continue to serve as the Fund's advisor.

================================================================================
TAX INFORMATION NOTICE (UNAUDITED)

    For federal income tax purposes, the following information is furnished with respect to distributions of the Fund. Shareholders received a 2000 U.S. Treasury Department Form 1099-DIV in January 2001. This will reflect the total of all distributions which are taxable for calendar year 2000.

                                                                                     PER SHARE
                                                                ---------------------------------------------------

                                                                    ORDINARY        SHORT-TERM      LONG-TERM
                                                                     INCOME        CAPITAL GAIN     CAPITAL GAIN
   RECORD DATE              EX DATE               PAY DATE        DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
March 30, 2000         March 31, 2000         April 3, 2000        $0.03779738      $     -           $    -
June 29, 2000          June 30, 2000          July 3, 2000          0.03864654            -                -
September 28, 2000     September 29, 2000     October 2, 2000       0.02952782            -                -
December 28, 2000      December 29, 2000      January 2, 2001       0.04628214            -                -
September 6, 2000      September 7, 2000      September 8, 2000              -          0.07             0.63
                                                                ---------------------------------------------------
                                                                   $0.15225388         $0.07            $0.63
                                                                ===================================================

   For corporate taxpayers 91.20% of the ordinary income distributions paid during the fiscal year ended December 31, 2000 qualify for the corporate dividends received deduction.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Mutual Investment Fund of Connecticut, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mutual Investment Fund of Connecticut, Inc. (the "Fund") at December 31, 2000, the result of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financials statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 15, 2001


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[back cover]


Morgan Guaranty Trust Company of New York
522 Fifth Avenue
New York, New York 10036

IN-ANN-24662